AVAILABLE-FOR-SALE SECURITIES (Details 2) (Agency and Non-Agency Residential Mortgage Backed Securities [Member], USD $)	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013
Agency and Non-Agency Residential Mortgage Backed Securities [Member]
Agency and non-Agency RMBS sold, at cost	$ 348,566,209	$ 0	$ 0	$ 717,350,126
Proceeds from Agency and non-Agency RMBS sold	331,913,127	0	0	687,252,011
Net realized gain (loss) on sale of Agency and non-Agency RMBS	$ (16,653,082)	$ 0	$ 0	$ (30,098,115)